Long-term borrowings	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-term borrowings
16.
Long-term borrowings

In 2023, Shengshi, a subsidiary of the Group entered into a loan agreement with Shanghai Pudong Development Bank for a maximum principal amount of RMB 1.27 billion to build the Group’s headquarter project, which were repayable from 2028 to 2043. The bearing interest rate of the long-term borrowings is based on loan prime rate published by the People's Bank of China minus 95 basis points. As of December 31, 2023, the total outstanding balances of the long-term borrowings amounted to US$11.0 million, which will be due beginning from 2028. The long-term borrowings are guaranteed by another subsidiary of the Group, and secured by the land use right with carrying amount of US$ 167.2 million as of December 31, 2023.

	As of December 31,
	2022	2023
	(in US$ thousands)
Long-term borrowings	$—	$11,027

Future principal repayments on the long-term borrowings are as follows:

As of December 31, 2023
(in US$ thousands)

2024	$—
2025	—
2026	—
2027	—
2028	130
Thereafter	10,897
Total	$11,027